Consolidated Statements Of Stockholders' Equity (Deficit) And Comprehensive Income (Loss) (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 25, 2010	Dec. 26, 2009	Dec. 27, 2008
Statement of Stockholders' Equity [Abstract]
Deferred taxes	$ 390	$ 411	$ 5,356